Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
RelatedPartyTransactionsLineItems [Line Items]
Schedule of Related Party Balances and Transactions
	December 31	December 31
Payables to related parties	2020	2019
Key management personnel (a)
Loans payable	$–	$971
Loans payable beginning balance	971	–
Loans provided by key management personnel	183	967
Accrued interest	5	4
Repayment of loans	(1,159)	–
Other	34	–
Hunter Dickinson Services Inc. (b)	814	124
Total payables to related parties	$848	$1,095

Key Management Personnel
RelatedPartyTransactionsLineItems [Line Items]
Schedule of Outstanding Balances
Transactions	2020	2019
Compensation
Amounts paid and payable to HDSI for services of KMP employedby HDSI 1	$2,408	$2,430
Amounts paid and payable to KMP 2	4,525	4,443
Bonuses paid to KMP 3	1,216	1,053
Interest paid and payable on loans received from KMP 5	5	4
	8,154	7,930
Share-based compensation 4	6,207	2,736
Total compensation	$14,361	$10,666

Notes to table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through Hunter Dickinson Services Inc. ("HDSI") (refer (b)).

2.	Represents short-term employee benefits, including director’s fees paid to the Group’s independent directors, and salaries paid and payable to the PLP CEO, PMC Chair and PLP EVP, SVPs, VP and Chief of Staff. The SVP Engineering is employed by the Group through a wholly-owned US subsidiary of HDSI ("HDUS"). The Group reimburses HDUS for costs incurred.

3.	In 2020, incentive and performance bonuses were paid to the PLP CEO, PLP SVP Corporate Affairs and PLP Chief of Staff. In 2019, incentive bonuses were paid to the CFO, EVP, Environment and Sustainability, VP, Corporate Communications, SVP, Engineering, VP, Permitting, and to the Company Secretary.

4.	Includes cost of RSUs and share purchase options issued and/or vesting during the respective periods.

5.	The Group’s Board Chair and CEO advanced a total of $1,150 to the Group pursuant to the Credit Facility (note 8), $967 in December 2019, and $183 in January 2020. The Group repaid the loans including interest accrued in January 2020.

Hunter Dickinson Services Inc.
RelatedPartyTransactionsLineItems [Line Items]
Schedule of Outstanding Balances
Transactions	2020	2019
Services rendered by HDSI:
Technical 1
Engineering	$904	$1,018
Environmental	245	459
Socioeconomic	486	429
Other technical services	307	154
	1,942	2,060
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	3,011	2,292
Shareholder communication	614	594
	3,625	2,886

Total for services rendered	5,567	4,946

Reimbursement of third party expenses
Conferences and travel	119	393
Insurance	53	50
Office supplies and information technology	418	431
Total reimbursed	590	874

Total	$6,157	$5,820

Note

1.	These costs are included in exploration and evaluation expenses.